Stockholders' Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity

NOTE 12 — STOCKHOLDERS’ EQUITY

MGM China dividend. MGM China paid a $400 million special dividend in March 2015, of which $204 million remained within the Company and $196 million was distributed to noncontrolling interests, a $120 million final dividend in June 2015, of which $61 million remained within the Company and $59 million was distributed to noncontrolling interests, and a $76 million interim dividend in August 2015, of which $39 million remained within the Company and $37 million was distributed to noncontrolling interests.

MGM China paid a $499 million special dividend in March 2014, of which $254 million remained within the Company and $245 million was distributed to noncontrolling interests, a $127 million final dividend in June 2014, of which $65 million remained within the Company and $62 million was distributed to noncontrolling interests, and a $137 million interim dividend in September 2014, of which $70 million remained within the Company and $67 million was distributed to noncontrolling interests.

MGM China paid a $500 million special dividend in March 2013, of which $255 million remained within the Company and $245 million was distributed to noncontrolling interests, and a $113 million interim dividend in September 2013, of which $58 million remained within the Company and $55 million was distributed to noncontrolling interests.

On February 18, 2016, as part of its regular dividend policy, MGM China’s Board of Directors announced it will recommend a final dividend for 2015 of $46 million to MGM China shareholders subject to approval at the MGM China 2016 annual shareholders meeting to be held in May. If approved, the Company will receive $23 million, its 51% share of the 2015 final dividend.